RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 17,098	$ 19,428
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,820	9,218
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,205	10,081
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 73	$ 129